Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2008	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Income taxes [Line Items]
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Net operating loss carryforwards	¥ 1,946,016
Deferred Tax Assets, Valuation Allowance	¥ 672,210	¥ 757,126	¥ 939,621			$ 94,679	$ 106,639	¥ 1,332,721
Subsequent event
Income taxes [Line Items]
Net operating loss carryforwards will start to expire					¥ 434,200
Minimum
Income taxes [Line Items]
Tax losses carry-forward	5 years
Maximum
Income taxes [Line Items]
Tax losses carry-forward	10 years
Hong Kong [Member]
Income taxes [Line Items]
Income tax rate (as a percent)	16.50%
PRC [Member]
Income taxes [Line Items]
Withholding tax rate on dividends distributed by a FIE (as a percent)				10.00%
Maximum withholding tax rate, if 25% or more shares of the FIE in a PRC-resident enterprise is held by the immediate holding entity, Hong Kong tax resident (as a percent)	5.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate	25.00%
Preferential tax rate (as a percent)	15.00%
PRC [Member] | Nanjing Tuniu, Tuniu Nanjing Information Technology and Beijing Tuniu
Income taxes [Line Items]
Preferential tax rate (as a percent)	15.00%